Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Jun. 30, 2022
Office and other equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Office and other equipment	3 years
Office and other equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Office and other equipment	5 years
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of the term of the lease or the estimated useful life of the assets